EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2017
Earnings Per Share [Abstract]
Components of the numerator for the calculation of basic and diluted earnings per share
The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows:

(in thousands of $)	2017	2016
Net income attributable to the Company	7,641	93,218

	2017	2016
Weighted average number of shares (000s)	169,809	156,387